STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
STOCK OPTIONS AND WARRANTS [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 5 – STOCK OPTIONS AND WARRANTS

Stock options

HII currently has two stock option plans: (a) the 2005 Stock Incentive Plan reserved 10,000,000 common shares and 8,615,140 stock options have been granted through March 31, 2015 and 153,000 options are outstanding at March 31, 2015, and (b) the 2012 Stock Incentive Plan reserved 10,000,000 common shares and 4,300,000 stock options have been granted through March 31, 2015 and 3,800,000 options are outstanding at March 31, 2015.

During the quarter ended March 31, 2015, no options were exercised or expired.

During the quarter ended March 31, 2015, 800,000 options were granted to an officer and valued at $272,856 using the Black-Scholes pricing model. 500,000 options vest immediately and 300,000 options vest in three equal tranches over sequential quarters with net income.

Significant assumptions used in the valuation include the following:

Expected term 2.5 years

Expected volatility 117.09%

Risk free interest rate 0.77%

Expected dividend yield 0.00%

Expected term 3.25 years

Expected volatility 160.52%

Risk free interest rate 0.77%

Expected dividend yield 0.00%

During the quarter ended March 31, 2015, 200,000 options were granted to directors and valued at $73,589 using the Black-Scholes pricing model. The options vest over a period of 12 months.

Significant assumptions used in the valuation include the following:

Expected term 5 years

Expected volatility 161.31%

Risk free interest rate 1.35%

Expected dividend yield 0.00%

Warrants

During the quarter ended March 31, 2015, no warrants were issued and 400,000 warrants were exercised on a cashless basis (see Note 4).

A summary of activity in options and warrants is as follows:

	Options	Weighted Average Remaining Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at December 31, 2014	2,953,000	4.22	$0.42	$543,625	5,778,000	2.91	$0.81	$545,230

Three months ended March 31, 2015:
Granted	1,000,000		0.45		-
Exercised	-				(400,000)		$0.06
Forfeited and cancelled	-				-

Outstanding at March 31, 2015	3,953,000	4.32	$0.43	$365,094	5,378,000	2.78	$0.86	$249,963

NOTE 12 – STOCK OPTIONS AND WARRANTS

Stock options

HII currently has two stock option plans: (a) the 2005 Stock Incentive Plan reserved 10,000,000 common shares and 8,615,140 stock options have been granted through December 31, 2014 and 153,000 options are outstanding at December 31, 2014, and (b) the 2012 Stock Incentive Plan reserved 10,000,000 common shares and 3,300,000 stock options have been granted through December 31, 2014 and 2,800,000 options are outstanding at December 31, 2014.

During the year ended December 31, 2014, 500,000 options were exercised and no options expired.

During the year ended December 31, 2014, 1,364,000 options were granted to employees and valued at $524,698 using the Black-Scholes pricing model. The 1,364,000 options vest over a period of 36 months.

Significant assumptions used in the valuation include the following:

Expected term                       5 years

Expected volatility             162.35% - 186.00%

Risk free interest rate             1.58% - 2.13%

Expected dividend yield         0.00%

During the year ended December 31, 2014, 100,000 options were granted to two directors and valued at $50,972 using the Black-Scholes pricing model.  The 100,000 options vest over a 12 month period.

Significant assumptions used in the valuation include the following:

Expected term                       5 years

Expected volatility             185.66%

Risk free interest rate             1.46%

Expected dividend yield         0.00%

Stock compensation expense recognized for the year ended December 31, 2014 related to the above options including those issued in the prior year amounted to $236,085. Unrecognized compensation cost as of December 31, 2014 of $503,550 is expected to be recognized over a period of 2.83 years.

Warrants

From June 21, 2014 to July 8, 2014, 2,000,000 warrants were issued in conjunction to the Series A Preferred Stock subscriptions to accredited investors (see Note 10) and valued at $908,059 using the Black-Scholes pricing model. The 2,000,000 warrants are immediately exercisable.  The fair value of the warrants is included in additional paid in capital.

Significant assumptions used in the valuation include the following:

Expected term                       3 years

Expected volatility             173.03%

Risk free interest rate             0.88%

Expected dividend yield         0.00%

On June 30, 2014, 50,000 warrants were issued in conjunction with the capital lease transaction disclosed above (see Note 7) and valued at $31,788 using the Black-Scholes pricing model. The 50,000 warrants only vest if the Company elects to exercise the purchase option prior to the end of the lease term, and, therefore, the fair value was not recorded. The warrants have an exercise price of $0.65 and a 5 year term.

Significant assumptions used in the valuation include the following:

Expected term                       5 years

Expected volatility             173.03%

Risk free interest rate             0.88%

Expected dividend yield         0.00%

On August 12, 2014, 2,500,000 warrants were issued in conjunction with the Heartland Term Loan transaction disclosed above (see Note 8) and valued at $1,293,679 using the Black-Scholes pricing model. The 2,500,000 warrants are immediately exercisable. The relative fair value of the warrants is recorded as a debt discount and amortized over the life of the Heartland Term Loan. The warrants have an exercise price of $1.00 and a 4 year term.

Significant assumptions used in the valuation include the following:

Expected term                       4 years

Expected volatility             169.51%

Risk free interest rate             1.63%

Expected dividend yield         0.00%

During the year ended December 31, 2014, 50,000 warrants were exercised for cash and 250,000 warrants were exercised on a cashless basis (see Note 11).

A summary of activity in options and warrants is as follows:

		Weighted	Weighted	Aggregate		Weighted	Weighted	Aggregate
		Average	Average	Intrinsic		Average	Average	Intrinsic
	Options	Remaining Life	Exercise Price	Value	Warrants	Remaining Life	Exercise Price	Value

Outstanding at December 31, 2013	1,989,000	4.19	$ 0.17	$ 701,345	1,528,000	2.51	$ 0.14	$ 590,680

Year ended December 31, 2014:
Granted	1,466,000		0.60		4,550,000		$ 1.00
Exercised	(500,000)		0.15		(300,000)		$ 0.29
Forfeited and cancelled	-				-

Outstanding at December 31, 2014	2,953,000	4.22	$ 0.42	$ 543,625	5,778,000	2.91	$ 0.81	$ 545,230